April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.9%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$760	$ 799,179
Series A, 5.25%, 05/01/55	405	429,601
Series F, 5.50%, 11/01/53	735	768,844
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,505	1,513,128
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,265	1,288,082
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	900	935,025
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,560	1,598,087
Series A-1, 5.50%, 01/01/53	670	709,991
		8,041,937
Arizona — 3.6%
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	215	197,952
Series G, 5.00%, 07/01/47	430	405,200
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	910	915,076
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,035	1,085,278
5.00%, 12/01/37	4,585	4,764,157
		7,367,663
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,450	1,277,801
AMT, Sustainability Bonds, 5.70%, 05/01/53	380	382,348
City of Benton Arkansas Sales & Use Tax, RB, (AGM), 4.00%, 06/01/39	755	712,907
		2,373,056
California — 10.9%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	335	326,343
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	1,020	981,029
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	2,475	2,655,649
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(d)	12,000	6,750,347
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(c)	4,000	4,681,801
Series B, Election 2006, 0.00%, 08/01/30(d)	2,270	1,889,374
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	4,200	4,471,694
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	685	673,160
		22,429,397
Colorado — 0.8%
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	1,550	1,610,972
Security	Par (000)	Value
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	$130	$ 134,648
4.25%, 07/15/53	175	156,272
		290,920
District of Columbia — 0.9%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	380	400,489
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	730	765,841
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/49	380	386,263
Series A, AMT, 5.50%, 10/01/54	395	406,986
		1,959,579
Florida — 15.2%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,761,817
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	86,599
City of Gainesville Florida Utilities System Revenue, Refunding RB
Series A, 5.00%, 10/01/29(e)	5	5,391
Series A, 5.00%, 10/01/47	1,300	1,310,620
County of Miami-Dade Florida Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/44	475	477,464
Series A, AMT, 5.50%, 10/01/55	470	486,629
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,350	1,203,917
County of Miami-Dade Florida, RB(d)
0.00%, 10/01/32	5,000	3,765,051
0.00%, 10/01/33	15,375	11,037,619
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/41	325	332,335
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	420	140,439
Series A-2, 0.00%, 10/01/47	680	201,562
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	165	175,176
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)(f)(g)	171	45,288
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	2,090	2,061,437
AMT, (AGM), 5.25%, 07/01/47	500	502,055
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	1,130	1,127,485
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	1,840	1,815,146
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	460	416,345
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	190	196,763
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,590	1,616,256
Orange County Health Facilities Authority, Refunding RB
Series A, 4.50%, 10/01/56	1,050	997,294

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority, Refunding RB (continued)
Series A, 5.25%, 10/01/56	$380	$ 388,715
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	195	195,232
		31,346,635
Georgia — 1.5%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	480	480,572
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	175	118,125
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	780	660,849
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	205	206,181
Series A, 5.00%, 06/01/53(a)	565	583,483
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	310	315,665
Series A, 5.00%, 01/01/59	770	767,080
		3,131,955
Hawaii — 1.7%
State of Hawaii Airports System Revenue, ARB
Series B, 5.00%, 07/01/49	1,295	1,329,718
Series A, AMT, 5.00%, 07/01/43	785	789,481
Series A, AMT, 5.25%, 07/01/51	710	722,945
Series A, AMT, 5.50%, 07/01/54	550	570,694
		3,412,838
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	265	256,544
Illinois — 6.2%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,235,114
Series D, 5.00%, 12/01/46	1,635	1,547,067
Series H, 5.00%, 12/01/36	375	353,970
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/34	370	370,094
Series D, 5.00%, 12/01/26	675	680,441
Chicago O’Hare International Airport, ARB, Senior Lien, 4.50%, 01/01/56	2,125	2,004,513
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/48	525	538,725
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	620	621,694
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	695	719,890
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	911,024
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	820	743,685
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	590	559,959
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO
5.50%, 05/01/39	$1,610	$ 1,693,877
Series C, 5.00%, 12/01/47	740	731,184
		12,711,237
Indiana — 1.0%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	680	693,303
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	1,255	1,277,131
		1,970,434
Kansas — 0.3%
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	670	682,795
Kentucky — 1.4%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	135	122,472
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Convertible, 6.45%, 07/01/34	1,000	1,143,021
Convertible, 6.60%, 07/01/39	1,395	1,592,850
		2,858,343
Louisiana — 1.7%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	1,340	1,332,562
AMT, 5.50%, 09/01/59	1,030	1,052,533
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	1,115	1,142,890
		3,527,985
Maryland — 0.3%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	705	695,187
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	902,256
Series A, 5.00%, 01/01/47	1,010	959,072
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 04/15/40	600	575,595
		2,436,923
Michigan — 2.7%
Michigan Finance Authority, RB
4.00%, 02/15/50	1,040	916,998
Series A, 4.00%, 11/15/50	295	247,230
Sustainability Bonds, 5.50%, 02/28/57	115	120,500
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	1,560	1,637,185
Series D, Sustainability Bonds, 4.45%, 12/01/49	340	317,266
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,705	1,704,998
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	655	681,296
		5,625,473
Minnesota — 1.9%
City of Spring Lake Park New Mexico, RB, 5.00%, 06/15/39	1,760	1,661,152
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	$305	$ 280,947
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, 5.25%, 01/01/49	1,055	1,075,249
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	520	533,985
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	390	394,859
		3,946,192
Missouri — 0.3%
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	575	578,738
Nebraska — 1.4%
Omaha Public Power District, RB, Series C, 02/01/54(h)	2,775	2,865,609
Nevada — 0.1%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	125	123,283
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	320	303,614
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	410	413,202
Series 2, Sustainability Bonds, 4.25%, 07/20/41	306	291,633
		1,008,449
New Jersey — 4.2%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	165	169,425
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	990,378
New Jersey Economic Development Authority, RB, AMT, (AGM), 5.13%, 07/01/42	300	300,018
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	600	580,215
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	260	252,538
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	1,990	1,982,802
Series AA, 5.00%, 06/15/46	600	589,541
Series BB, 4.00%, 06/15/50	1,200	1,070,523
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,600	1,034,270
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.25%, 06/15/42	190	200,275
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,400	1,406,087
		8,576,072
New York — 12.1%
City of New York, GO, Series -G-1, 5.25%, 02/01/53	175	184,519
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,634,100
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	765	779,133
Series C-1, 5.00%, 11/15/56	320	310,640
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,700	1,692,639
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	550	552,493
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	$810	$ 823,768
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	810	782,859
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	685	679,232
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/44	215	223,628
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,300	1,299,975
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	767,559
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,785	1,185,078
Series A, Sustainability Bonds, 3.00%, 11/15/51	560	384,618
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	205	181,622
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	605	533,619
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	400	413,816
AMT, 5.63%, 04/01/40	420	435,194
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	945	958,202
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,545	1,532,145
AMT, Sustainability Bonds, 5.50%, 06/30/54	625	634,309
AMT, Sustainability Bonds, 5.50%, 06/30/60	2,000	2,016,461
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	1,040	1,050,117
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	1,330	1,328,953
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	2,105	1,927,450
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,645	1,679,619
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,074,430
		25,066,178
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	455	447,209
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	145	155,597
		602,806
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	820	806,961
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,795	1,545,356

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Columbus Regional Airport Authority, Refunding ARB, AMT, 5.50%, 01/01/55	$2,110	$ 2,191,867
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	1,015	994,407
		4,731,630
Oklahoma — 0.1%
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	315	287,326
Pennsylvania — 6.0%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	875	862,834
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	1,625	1,598,332
Mckeesport Area School District, Refunding GO, (FGIC SAW), 0.00%, 10/01/31(d)(i)	500	390,714
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	1,585	1,561,040
AMT, 5.50%, 06/30/41	810	839,392
AMT, 5.75%, 06/30/48	700	719,923
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	804,843
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	145	127,049
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 5.50%, 11/01/54	720	745,152
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	1,780	1,778,620
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	370	372,429
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,030	2,675,349
		12,475,677
Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,468,068
Series A-1, Restructured, 5.00%, 07/01/58	5,324	5,059,379
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,333,165
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	3,465	1,110,819
		8,971,431
South Carolina — 3.0%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	355	363,035
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	520	551,667
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	755	628,693
Series A, 5.50%, 11/01/50	1,030	1,099,497
Series A, 5.50%, 11/01/54	310	326,392
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	305	319,669
Series A, 4.00%, 12/01/55	2,500	2,051,957
Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, Refunding RB
Series A, 5.25%, 12/01/50	$325	$ 332,254
Series A, 5.00%, 12/01/55	315	316,773
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	100	103,380
		6,093,317
Tennessee — 2.3%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	135	143,350
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	885	874,813
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, RB, 5.25%, 05/01/48	180	180,448
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, Refunding RB, Series A, 5.00%, 10/01/45	1,000	941,630
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, Refunding RB, 5.25%, 10/01/58	725	719,219
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	910	906,554
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	950	995,273
		4,761,287
Texas — 14.6%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	380	365,003
7.88%, 11/01/62	330	334,408
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	795	806,591
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	105,064
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	104,564
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	93,439
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/37	310	311,849
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series A, AMT, 4.00%, 07/01/40	475	435,366
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	315	287,120
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	2,175	1,933,218
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(d)	5,000	2,339,410
Humble Independent School District, GO, (PSF), 5.00%, 02/15/47	4,500	4,643,800
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	16,780	8,928,383
New Braunfels Independent School District, GO, (PSF), 4.00%, 02/01/52	310	274,539
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	825	739,074
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	570	591,671
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	435	446,563
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	$405	$ 366,018
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	465	410,693
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	100	98,197
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,315	1,370,115
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,560	1,528,163
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	420	269,170
0.00%, 08/01/36	235	143,158
0.00%, 08/01/37	305	175,751
0.00%, 08/01/38	315	171,686
0.00%, 08/01/44	950	355,369
0.00%, 08/01/45	1,800	628,926
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	1,520	1,433,423
University of Houston, Refunding RB, Series A, 5.00%, 02/15/56	520	524,076
		30,214,807
Utah — 0.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	120	116,786
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/51	425	422,334
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	196,774
(UT), 4.00%, 04/15/42	600	542,094
		1,277,988
Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	285	276,483
Virginia — 1.2%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	293	303,316
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	702	583,382
Henrico County Economic Development Authority, RB, 11/01/48(h)	580	581,398
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	910,833
		2,378,929
Washington — 1.2%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	625	625,479
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	1,815	1,803,740
		2,429,219
Wisconsin — 0.7%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	100	89,342
Series A, 5.00%, 06/01/51(b)	320	242,516
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 06/01/61(b)	$405	$ 293,249
Series A, AMT, Senior Lien, 5.75%, 07/01/49	835	859,328
		1,484,435
Total Municipal Bonds — 112.2% (Cost: $225,998,892)		231,686,690
Municipal Bonds Transferred to Tender Option Bond Trusts
Alabama(a)(j) — 7.3%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(k)	3,299	3,524,120
Series C-1, 5.25%, 02/01/53	6,771	7,069,714
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	4,095	4,466,324
		15,060,158
Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48(j)	3,610	3,758,952
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53(j)	3,196	3,331,662
District of Columbia(j) — 4.1%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,102	2,027,863
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/49	2,836	2,882,684
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB, Series A, 5.00%, 10/01/49	3,556	3,485,584
		8,396,131
Florida(j) — 3.6%
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	4,898	4,966,078
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,460	2,447,766
		7,413,844
Georgia(j) — 3.1%
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50	3,781	3,729,215
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)(k)	2,476	2,582,507
		6,311,722
Illinois(j) — 4.6%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(k)	3,226	3,273,027
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,302	4,459,902
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,711	1,726,238
		9,459,167

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts(j) — 2.3%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/52	$2,444	$ 2,516,775
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,151	2,134,366
		4,651,141
Michigan — 1.0%
Michigan State Housing Development Authority, RB, Series A, 4.05%, 10/01/48(j)	2,148	1,958,986
Missouri — 0.9%
Missouri Housing Development Commission, RB, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49(j)	2,025	1,948,183
Nebraska — 2.8%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54(j)	1,889	1,883,314
Omaha Public Power District, RB, 5.50%,	925	987,607
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48(j)	2,820	2,969,987
		5,840,908
New York(j) — 5.6%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	3,268	3,380,575
New York City Municipal Water Finance Authority, RB, Series AA, Class 1, Subordinate, 5.25%, 06/15/53	2,440	2,583,622
New York City Transitional Finance Authority, RB, Series D, 5.25%, 05/01/48	2,280	2,423,730
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,590	1,457,106
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,740	1,768,259
		11,613,292
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48(j)	1,830	1,911,332
Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49(j)	3,256	3,138,234
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(j)(k)	3,989	4,213,889
Tennessee — 2.0%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)(j)(k)	3,885	4,042,926
Texas(j) — 6.2%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	1,280	1,312,992
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,410	1,513,056
Crowley Independent School District, GO, 5.25%, 02/01/53	1,874	1,947,434
Security	Par (000)	Value
Texas (continued)
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	$3,120	$ 3,229,986
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,251	2,295,227
Texas Water Development Board, RB, 4.80%, 10/15/52	2,475	2,506,323
		12,805,018
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57(j)	2,840	2,511,765
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.5% (Cost: $109,131,623)		108,367,310
Total Long-Term Investments — 164.7% (Cost: $335,130,515)		340,054,000

	Shares
Short-Term Securities
	Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(l)(m)	1,988,436	1,988,635
	Total Short-Term Securities — 1.0% (Cost: $1,988,635)	1,988,635
	Total Investments — 165.7% (Cost: $337,119,150)	342,042,635
	Liabilities in Excess of Other Assets — (0.7)%	(1,340,088)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.2)%	(66,497,227)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.8)%	(67,800,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 206,405,320

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $14,320,185.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,462,930	$ —	$ (1,474,295)(a)	$ —	$ —	$ 1,988,635	1,988,436	$ 72,585	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 231,686,690	$ —	$ 231,686,690
Municipal Bonds Transferred to Tender Option Bond Trusts	—	108,367,310	—	108,367,310
Short-Term Securities
Money Market Funds	1,988,635	—	—	1,988,635
	$1,988,635	$340,054,000	$—	$342,042,635
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(66,014,354)	$—	$(66,014,354)
VMTP Shares at Liquidation Value	—	(67,800,000)	—	(67,800,000)
	$—	$(133,814,354)	$—	$(133,814,354)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation
UT	Unlimited Tax
Schedule of Investments